Legal Proceedings - 10-K (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) people	Dec. 31, 2013 people
Legal Reserve [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Loss contingency, range of possible loss not accrued	$ 475,000,000
Interchange Litigation [Member]
Loss Contingencies [Line Items]
Litigation Settlement Amount	$ (6,600,000,000)
CBNV Mortgage [Member]
Loss Contingencies [Line Items]
Class Action Lawsuit Members | people	26,500	50,000
Settlement Defense Proposed	$ 24,000,000
Settlement Plaintiffs Proposed	70,000,000
Fulton Financial Advisors NA V PNC Capital Markets LLC [Member] | PNC Capital Markets Llc [Member]
Loss Contingencies [Line Items]
Purchase Of Auction Rate Certificates	123,000,000
Fulton Financial Advisors NA V PNC Capital Markets LLC [Member] | National City Corporation [Member]
Loss Contingencies [Line Items]
Purchase Of Auction Rate Certificates	175,000,000
White Et Al V The PNC Financial Services Group [Member]
Loss Contingencies [Line Items]
Private Mortgage Insurance Premiums	219,000,000
Paid Claims Supporting Captive Reinsurance Arrangements	12,000,000
Consent Orders OCC and Federal Reserve [Member]
Loss Contingencies [Line Items]
Residential Mortgage Foreclosure Compliance Expenses	70,000,000
Additional Loss Mitigation Residential Mortgage Foreclosure Compliance Expenses	111,000,000
Residential Funding Company LLC V Pnc Bank [Member]
Loss Contingencies [Line Items]
Residential Mortgage Loans Sold Allegedly Materially Defective	6,500,000,000
Bankruptcy Mortgage Loans Sold Prinicipal Balance	789,000,000
Jo Ann Howard Pc Et Al V Cassity Et Al [Member]
Loss Contingencies [Line Items]
Alleged Present And Future Losses	600,000,000
Compensatory damages	356,000,000
Punitive Damages	36,000,000
Prejudgement Interests	179,000,000
Reduced Compensatory Damages	289,000,000
DD Growth Premium Master Fund [Member]
Loss Contingencies [Line Items]
Alleged Claims For Loss In Net Asset Value Of Fund	283,000,000
Alleged Claims For Certain Subscriptions Paid Into Fund	$ 134,000,000